Trade and other payables (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Trade And Other Payables
Schedule of trade and other payables

			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Trade payables
- third parties	1,142,065	1,468,582	2,056,665
Accruals	1,163,541	1,496,198	1,439,072
GST payables	167,671	215,607	279,638
Other payables
- third parties	384,498	494,426	2,799,410
	2,857,775	3,674,813	6,574,785

	2025	2025	2024
	US$	S$	S$

Trade payables
- third parties	1,617,002	2,056,665	829,324
Accruals	1,131,435	1,439,072	1,074,868
GST payables	219,858	279,638	391,330
Other payables
- third parties	2,200,967	2,799,410	280,427
	5,169,262	6,574,785	2,575,949